INCOME TAXES - Net deferred income tax liability (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Deferred income tax asset	$ 34.3	$ 51.8	$ 33.2
Deferred income tax liability	(820.8)	(738.2)	(716.7)
Net deferred income tax liability	$ (786.5)	$ (686.4)	$ (683.5)